9. Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Notes
9. Commitments and Contingencies

9.       COMMITMENTS AND CONTINGENCIES

          The Company's operations are carried on in locations which are occupied under operating lease agreements.  These lease agreements usually provide for a lease term of five years with the Company holding a renewal option for an additional five years.  Total operating lease expense was $5,818,043, $5,511,912 and $5,218,119 for the years ended December 31, 2014, 2013 and 2012, respectively.  The Company’s minimum aggregate lease commitments at December 31, 2014 are shown in the table below.

Year	Operating Leases

2015 ..........................................	$ 5,554,921
2016 ..........................................	4,282,011
2017 ..........................................	3,118,583
2018 ..........................................	1,732,348
2019 ..........................................	494,227
2020 and beyond .......................	9,358
Total ......................................	$ 15,191,448

We conduct our lending operations under the provisions of various federal and state laws and implementing regulations.  Changes in the current regulatory environment, or the interpretation or application of current regulations, could impact our business.  While we believe that we are currently in compliance with all regulatory requirements, no assurance can be made regarding our future compliance or the cost thereof.  Significant additional regulation or costs of compliance could materially adversely affect our business and financial condition.